Restructuring and Related Charges (Schedule of Net Restructuring and Related Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 35.8	$ 19.2	$ 10.0
Less: non-cash charges, including accelerated depreciation	(2.6)	(6.2)	(1.6)
Total charges expected to be settled in cash	33.2	13.0	8.4
2013 Mallinckrodt program
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	14.9	0	0
Other Programs
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 20.9	$ 19.2	$ 10.0